Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Communication Services: 2.4%
743,082	(1)	Globalstar, Inc.	$951,145	0.5
47,723	(1)	Magnite, Inc.	531,157	0.3
107,877	(1)	Playtika Holding Corp.	1,035,619	0.5
38,334	(1)	Yelp, Inc.	1,150,787	0.5
15,371	(1)	Ziff Davis, Inc.	1,214,001	0.6
			4,882,709	2.4

		Consumer Discretionary: 8.7%
22,074		Acushnet Holdings Corp.	1,065,291	0.5
92,314		Arko Corp.	740,358	0.4
46,002		Gentex Corp.	1,313,357	0.6
142,580	(1)	GrowGeneration Corp.	603,826	0.3
45,701		H&R Block, Inc.	1,681,797	0.8
60,608		International Game Technology PLC	1,609,749	0.8
72,739	(1)	Leslie's, Inc.	917,239	0.4
110,116	(1),(2)	Lindblad Expeditions Holdings, Inc.	944,795	0.5
6,427		Murphy USA, Inc.	1,639,464	0.8
110,282	(1)	Sonos, Inc.	2,142,779	1.0
63,862		Steven Madden Ltd.	2,318,191	1.1
90,517	(1)	Tri Pointe Homes, Inc.	2,157,925	1.0
100,334	(1)	Udemy, Inc.	947,153	0.5
			18,081,924	8.7

		Consumer Staples: 0.6%
28,298	(1)	National Beverage Corp.	1,320,102	0.6

		Energy: 4.8%
136,838		Archrock, Inc.	1,514,797	0.7
289,648	(1)	Clean Energy Fuels Corp.	1,622,029	0.8
85,894		Excelerate Energy, Inc.	1,856,169	0.9
37,699		Murphy Oil Corp.	1,471,015	0.7
85,988	(1)	US Silica Holdings, Inc.	1,043,894	0.5
86,432		World Fuel Services Corp.	2,372,558	1.2
			9,880,462	4.8

		Financials: 18.2%
219,757		AGNC Investment Corp.	2,388,759	1.2
85,690		Associated Banc-Corp.	1,983,723	1.0
18,037		Atlantic Union Bankshares Corp.	675,666	0.3
50,274		BankUnited, Inc.	1,780,705	0.9
35,867		Berkshire Hills Bancorp, Inc.	1,042,295	0.5
52,385		Capstar Financial Holdings, Inc.	906,261	0.4
19,913		Cathay General Bancorp.	854,666	0.4
84,068		ConnectOne Bancorp, Inc.	2,038,649	1.0
69,591		Eastern Bankshares, Inc.	1,091,187	0.5
81,479		Ellington Financial, Inc.	1,048,635	0.5
27,855		Essent Group Ltd.	1,196,372	0.6
102,804	(1)	Ezcorp, Inc.	906,731	0.4
190,837		First BanCorp. Puerto Rico	2,769,045	1.3
18,385		HCI Group, Inc.	965,213	0.5
23,497		Home Bancshares, Inc./Conway AR	566,278	0.3
43,967	(2)	KKR Real Estate Finance Trust, Inc.	637,522	0.3
55,977		Ladder Capital Corp.	632,540	0.3
37,756		Mercury General Corp.	1,285,592	0.6
20,437		NBT Bancorp., Inc.	829,538	0.4
41,386	(1)	NMI Holdings, Inc.	965,949	0.5
120,138		Old Republic International Corp.	3,168,039	1.5
20,998		Origin Bancorp, Inc.	796,034	0.4
70,982		Pacific Premier Bancorp, Inc.	2,301,236	1.1
28,722		ProAssurance Corp.	571,281	0.3
25,047		Provident Financial Services, Inc.	584,847	0.3
51,909		Radian Group, Inc.	1,108,257	0.5
218,746		Redwood Trust, Inc.	1,664,657	0.8
15,361		SEI Investments Co.	925,500	0.4
49,622		Simmons First National Corp.	1,103,097	0.5
17,066	(1)	Third Coast Bancshares, Inc.	314,868	0.2
20,741		Victory Capital Holdings, Inc.	704,364	0.3
			37,807,506	18.2

		Health Care: 15.4%
141,674	(1)	Alignment Healthcare, Inc.	1,408,240	0.7
122,985	(1)	Amicus Therapeutics, Inc.	1,622,172	0.8
19,549	(1)	Arrowhead Pharmaceuticals, Inc.	631,433	0.3
27,708	(1)	Avanos Medical, Inc.	777,764	0.4
138,500	(1)	BioCryst Pharmaceuticals, Inc.	1,225,725	0.6
8,520		Bio-Techne Corp.	618,893	0.3
26,250		Bruker Corp.	1,809,150	0.9
23,098	(1)	Castle Biosciences, Inc.	581,608	0.3
563,831	(1)	Cerus Corp.	1,612,557	0.8
742,417	(1)	Clover Health Investments Corp.	979,990	0.5
83,062	(1)	Corcept Therapeutics, Inc.	1,730,181	0.8
22,014	(1)	HealthEquity, Inc.	1,434,652	0.7
171,011	(1)	Immunogen, Inc.	663,523	0.3
319,165	(1)	Inovio Pharmaceuticals, Inc.	402,148	0.2
40,692	(1)	Insmed, Inc.	829,303	0.4
112,008	(1)	Kodiak Sciences, Inc.	728,052	0.3
26,703	(1)	Lantheus Holdings, Inc.	1,974,954	0.9
249,620	(1),(2)	MannKind Corp.	1,317,994	0.6
66,541	(1)	NextGen Healthcare, Inc.	1,205,057	0.6
578,753	(1)	Opko Health, Inc.	659,778	0.3
60,825	(1)	Option Care Health, Inc.	1,865,503	0.9
61,634		Patterson Cos., Inc.	1,634,534	0.8
44,151	(1)	Privia Health Group, Inc.	1,233,137	0.6
18,590	(1)	QIAGEN NV	854,210	0.4
263,844	(1)	Rigel Pharmaceuticals, Inc.	398,404	0.2
75,874		Select Medical Holdings Corp.	2,063,014	1.0
102,719	(1)	Veradigm, Inc.	1,706,163	0.8
			31,968,139	15.4

	Industrials: 18.5%
42,470	ABM Industries, Inc.	2,055,973	1.0
5,141	Alamo Group, Inc.	937,667	0.5

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited) (Continued)

44,822		Allison Transmission Holdings, Inc.	2,129,045	1.0
39,577		Barnes Group, Inc.	1,667,775	0.8
35,375		Brady Corp.	1,951,285	0.9
108,960	(1)	CoreCivic, Inc.	1,058,002	0.5
11,857		CSW Industrials, Inc.	1,678,477	0.8
96,908	(1)	First Advantage Corp.	1,406,135	0.7
10,446		Franklin Electric Co., Inc.	998,324	0.5
87,611		Hillenbrand, Inc.	4,129,982	2.0
73,757		Kennametal, Inc.	2,089,536	1.0
77,223	(1)	Legalzoom.com, Inc.	630,912	0.3
57,466		Marten Transport Ltd.	1,268,275	0.6
139,173		Mueller Water Products, Inc.	1,930,329	0.9
131,907	(1)	NOW, Inc.	1,695,005	0.8
69,148	(1)	Resideo Technologies, Inc.	1,268,174	0.6
74,867		Shyft Group, Inc./The	1,941,301	0.9
16,510		Simpson Manufacturing Co., Inc.	1,780,769	0.9
91,212	(1)	Upwork, Inc.	1,034,344	0.5
18,801		Watts Water Technologies, Inc.	3,294,499	1.6
17,868		Woodward, Inc.	1,768,932	0.9
69,916		Zurn Elkay Water Solutions Corp.	1,608,068	0.8
			38,322,809	18.5

		Information Technology: 15.4%
146,562	(1)	8x8, Inc.	779,710	0.4
57,466		A10 Networks, Inc.	874,632	0.4
48,381	(1)	ACI Worldwide, Inc.	1,250,649	0.6
28,103	(1)	Altair Engineering, Inc.	1,800,278	0.9
50,912	(1)	Avid Technology, Inc.	1,479,503	0.7
46,983	(1)	Box, Inc.	1,566,883	0.8
21,351	(1)	Commvault Systems, Inc.	1,257,147	0.6
26,125		CSG Systems International, Inc.	1,468,225	0.7
103,215	(1)	Dropbox, Inc.	2,105,586	1.0
33,448		EVERTEC, Inc.	1,231,221	0.6
41,763	(1)	Formfactor, Inc.	1,257,066	0.6
104,516	(1),(2)	Infinera Corp.	738,928	0.4
64,687	(1)	Knowles Corp.	1,098,385	0.5
30,920	(1)	LiveRamp Holdings, Inc.	730,640	0.4
219,309	(1)	Marqeta, Inc.	1,271,992	0.6
82,450	(1)	Momentive Global, Inc.	568,905	0.3
10,262		National Instruments Corp.	518,334	0.2
36,378	(1)	Nutanix, Inc.	1,027,678	0.5
24,246	(1)	Procore Technologies, Inc.	1,624,240	0.8
21,511	(1)	PROS Holdings, Inc.	561,222	0.3
36,977		Sapiens International Corp. NV	762,466	0.4
31,284	(1)	Semtech Corp.	963,860	0.5
73,275	(1)	Squarespace, Inc.	1,715,368	0.8
8,934	(1)	Sumo Logic, Inc.	106,047	0.0
18,744	(1)	Tenable Holdings, Inc.	829,047	0.4
48,243	(1)	Varonis Systems, Inc.	1,306,420	0.6
124,273	(1)	Viavi Solutions, Inc.	1,359,547	0.7
89,139	(1)	Yext, Inc.	654,280	0.3
106,211	(1)	Zuora, Inc.	899,607	0.4
			31,807,866	15.4

		Materials: 6.1%
31,658		Avient Corp.	1,381,238	0.7
9,546		Balchem Corp.	1,240,980	0.6
187,673		Element Solutions, Inc.	3,854,803	1.9
172,086		Glatfelter Corp.	660,810	0.3
27,441		Minerals Technologies, Inc.	1,667,041	0.8
36,958		Sensient Technologies Corp.	2,786,264	1.3
18,006		Worthington Industries, Inc.	1,088,283	0.5
			12,679,419	6.1

		Real Estate: 7.1%
19,315		American Assets Trust, Inc.	487,318	0.2
66,212		Americold Realty Trust, Inc.	1,946,633	0.9
105,306		Apartment Investment and Management Co.	789,795	0.4
58,491		Broadstone Net Lease, Inc.	1,038,215	0.5
41,037		CareTrust REIT, Inc.	807,198	0.4
37,313	(1)	Cushman & Wakefield PLC	482,830	0.2
51,834		Essential Properties Realty Trust, Inc.	1,335,244	0.7
28,439		Gladstone Land Corp.	500,526	0.2
46,205		Plymouth Industrial REIT, Inc.	999,414	0.5
117,833		Sabra Healthcare REIT, Inc.	1,403,391	0.7
119,687		Service Properties Trust	1,314,163	0.6
61,970		STAG Industrial, Inc.	2,084,671	1.0
24,903		Terreno Realty Corp.	1,549,216	0.8
			14,738,614	7.1

		Utilities: 2.0%
22,212		ALLETE, Inc.	1,359,152	0.7
42,274		Avista Corp.	1,738,307	0.8
18,415		NorthWestern Corp.	1,064,019	0.5
			4,161,478	2.0

	Total Common Stock
	(Cost $217,820,130)		205,651,028	99.2

EXCHANGE-TRADED FUNDS: 0.8%
9,301	(2)	iShares Russell 2000 ETF	1,750,262	0.8

	Total Exchange-Traded Funds
	(Cost $1,743,704)		1,750,262	0.8

	Total Long-Term Investments
	(Cost $219,563,834)		207,401,290	100.0

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
		Repurchase Agreements: 0.9%
994,838	(3)	Bank of America Inc., Repurchase Agreement dated 02/28/23, 4.55%, due 03/01/23 (Repurchase Amount $994,962, collateralized by various U.S. Government Agency Obligations, 1.500%-6.500%, Market Value plus accrued interest $1,014,735, due 09/01/28-03/01/61)	994,838	0.4
1,000,000	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 02/28/23, 4.55%, due 03/01/23 (Repurchase Amount $1,000,125, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 04/04/23-02/15/53)	1,000,000	0.5

	Total Repurchase Agreements
	(Cost $1,994,838)		1,994,838	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
764,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 4.470%
	(Cost $764,000)	764,000	0.4

	Total Short-Term Investments
	(Cost $2,758,838)	2,758,838	1.3

	Total Investments in Securities (Cost $222,322,672)	$210,160,128	101.3
	Liabilities in Excess of Other Assets	(2,778,305)	(1.3)
	Net Assets	$207,381,823	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of February 28, 2023.

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2023
Asset Table
Investments, at fair value
Common Stock*	$205,651,028	$–	$–	$205,651,028
Exchange-Traded Funds	1,750,262	–	–	1,750,262
Short-Term Investments	764,000	1,994,838	–	2,758,838
Total Investments, at fair value	$208,165,290	$1,994,838	$–	$210,160,128

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $223,112,646.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$9,442,469
Gross Unrealized Depreciation	(22,395,390)

Net Unrealized Depreciation	$(12,952,921)